Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Restricted Cash [Abstract]
Schedule of company’s restricted cash
	December 31, 2021	December 31, 2020
Restricted cash in banks and other financial institutions	$20,592,223	$16,986,667
Restricted cash in other guaranteed creditors	9,101,466	8,888,889
	$29,693,689	$25,875,556